Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
The earnings per common share calculations for the three years ended December 31, 2012, are as follows:

(Millions, except per share amounts)	2012	2011	2010
Earnings per common share (attributable to PPG)
Income from continuing operations, net of tax	$726	$858	$658
Income from discontinued operations, net of tax	$215	$237	$111
Net income (attributable to PPG)	$941	$1,095	$769
Weighted average common shares outstanding	153.4	157.3	164.5
Earnings per common share (attributable to PPG):
Income from continuing operations, net of tax	$4.73	$5.45	$4.00
Income from discontinued operations, net of tax	$1.40	$1.51	$0.67
Net income (attributable to PPG)	$6.13	$6.96	$4.67
Earnings per common share - assuming dilution (attributable to PPG)
Income from continuing operations, net of tax	$726	$858	$658
Income from discontinued operations, net of tax	$215	$237	$111
Net income (attributable to PPG)	$941	$1,095	$769
Weighted average common shares outstanding	153.4	157.3	164.5
Effect of dilutive securities:
Stock options	0.8	1.1	0.8
Other stock compensation plans	0.9	0.9	0.6
Potentially dilutive common shares	1.7	2.0	1.4
Adjusted weighted average common shares outstanding	155.1	159.3	165.9
Earnings per common share - assuming dilution (attributable to PPG)
Income from continuing operations, net of tax	$4.69	$5.40	$3.96
Income from discontinued operations, net of tax	$1.37	$1.47	$0.67
Net income (attributable to PPG)	$6.06	$6.87	$4.63

There were no outstanding stock options excluded in 2012 and 0.6 million and 1.2 million outstanding stock options excluded in 2011 and 2010, respectively, from the computation of diluted earnings per common share due to their anti-dilutive effect.